Juniata Valley Financial Corp. (Parent Company Only) (Schedule of Condensed Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents	$ 9,897	$ 9,559
Investment in unconsolidated subsidiary	4,812	4,703
Investment securities available for sale	153,824	150,488
Total assets	591,945	580,354
Stockholders' equity	59,387	59,090	$ 59,962	$ 49,856
Total liabilities and stockholders' equity	591,945	580,354
Parent Company [Member]
Cash and cash equivalents	1,082	96
Investment in bank subsidiary	52,522	52,674
Investment in unconsolidated subsidiary	4,812	4,703
Investment securities available for sale	1,169	1,841
Other assets	224	469
Total assets	59,809	59,783
Accounts payable and other liabilities	422	693
Stockholders' equity	59,387	59,090
Total liabilities and stockholders' equity	$ 59,809	$ 59,783